Capital Lease Obligations	12 Months Ended
Dec. 31, 2014
Capital Lease Obligations [Abstract]
Capital Lease Obligations [Text Block]
8.	Capital Lease Obligations

The Company entered into capital leases for items of machinery. The Company has the option to purchase the leased machineries at prices that are expected to be sufficiently lower than the fair values of the leased assets at the end of the lease. The lease terms are for 4 to 5 years.

The Company recorded these equipment at the present value of the total lease payments using a discount rate ranging from 4.47% to 6.31% as of April 30, 2012.

Future minimum lease payments under these leases are as follows:

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Year ended April 30, 2012	306	-	-	-
Year ended December 31, 2013	-	-	-	-
	306	-	-	-
Less: Imputed interest	3	-	-	-
	303	-	-	-
Less: Current portion of capital lease obligations	303	-	-	-
Non-current portion of capital lease obligations	-	-	-	-

The Company recorded interest expense of HK$153, HK$380, HK$Nil and HK$Nil for the year ended April 30, 2012, the 8-month period ended December 31, 2012 and for the years ended December 31, 2013 and 2014, respectively.